Offsetting of financial assets and financial liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Offsetting of financial assets and financial liabilities	Financial investments

Carrying amount of financial investments
	2024	2023
	£m	£m
Financial investments measured at fair value through other comprehensive income	39,990	37,507
– treasury and other eligible bills	3,826	1,469
– debt securities	35,709	35,618
– equity securities	118	80
– other instruments[1]	337	340
Debt instruments measured at amortised cost	12,226	8,861
– treasury and other eligible bills	—	723
– debt securities	12,226	8,138
At 31 Dec	52,216	46,368
1    'Other instruments’ are comprised of loans and advances.

Equity instruments measured at fair value through other comprehensive income
	Instruments held at year end
	Fair value	Dividends recognised
Type of equity instruments	£m	£m
Business facilitation	64	1
Investments required by central institutions	13	—
Others	41	1
At 31 Dec 2024	118	2

Business facilitation	68	1
Investments required by central institutions	12	—
Others	—	—
At 31 Dec 2023	80	1
Financial liabilities designated at fair value

	2024	2023
	£m	£m
Deposits by banks and customer accounts	5,127	5,555
Liabilities to customers under investment contracts	1,078	1,002
Debt securities in issue	30,432	25,194
Subordinated liabilities (Note 26)	806	794
At 31 Dec	37,443	32,545

The carrying amount of financial liabilities designated at fair value was £3,111m less than the contractual amount at maturity (2023: £2,407m lower). The cumulative amount of change in fair value attributable to changes in credit risk was a gain of £70m (2023: gain of £151m).
Maturity analysis of assets, liabilities and off-balance sheet commitments
Contractual maturity of financial liabilities
The balances in the table below do not agree directly with those in our consolidated balance sheet as the table incorporates, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives).
Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loans and other credit-related commitments, and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	22,218	1,144	2,510	537	316	26,725
Customer accounts	212,491	19,021	10,965	654	89	243,220
Repurchase agreements – non-trading	36,469	2,542	1,001	859	—	40,871
Trading liabilities	42,633	—	—	—	—	42,633
Financial liabilities designated at fair value	10,719	2,074	4,977	15,915	8,266	41,951
Derivatives	195,839	83	140	509	1,309	197,880
Debt securities in issue	3,630	3,662	10,563	2,040	886	20,781
Subordinated liabilities	28	160	622	7,839	13,916	22,565
Other financial liabilities[1]	47,159	277	563	140	35	48,174
	571,186	28,963	31,341	28,493	24,817	684,800
Loan and other credit-related commitments	128,007	—	—	—	—	128,007
Financial guarantees[2]	2,876	—	—	—	—	2,876
At 31 Dec 2024	702,069	28,963	31,341	28,493	24,817	815,683

Cash flows payable under financial liabilities by remaining contractual maturities (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	19,626	2,028	453	700	269	23,076
Customer accounts	197,730	14,148	10,649	671	81	223,279
Repurchase agreements – non-trading	42,743	7,801	1,761	1,686	—	53,991
Trading liabilities	42,276	—	—	—	—	42,276
Financial liabilities designated at fair value	12,107	1,183	8,003	7,589	6,862	35,744
Derivatives	170,391	127	326	798	1,198	172,840
Debt securities in issue	3,305	2,266	6,014	1,939	1,360	14,884
Subordinated liabilities	31	157	397	6,478	13,122	20,185
Other financial liabilities[1]	57,982	292	691	159	1,220	60,344
	546,191	28,002	28,294	20,020	24,112	646,619
Loan and other credit-related commitments	131,829	—	—	—	—	131,829
Financial guarantees[2]	2,401	—	—	—	—	2,401
At 31 Dec 2023	680,421	28,002	28,294	20,020	24,112	780,849
Maturity analysis of financial assets and financial liabilities
The following table provides an analysis of financial assets and liabilities by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:
–Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due after more than 1 year’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due after more than 1 year’ time bucket.
–Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.
–Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due after more than 1 year’ time bucket, however, such contracts are subject to surrender and transfer options by the policyholders.

Maturity analysis of financial assets and financial liabilities
	2024			2023
	Due within 1 year	Due after more than 1 year	Total	Due within 1 year	Due after more than 1 year	Total
	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated or otherwise mandatorily measured at fair value	3,695	5,722	9,417	2,973	16,095	19,068
Loans and advances to banks	13,859	662	14,521	14,037	334	14,371
Loans and advances to customers	41,064	41,602	82,666	34,876	40,615	75,491
Reverse repurchase agreement – non-trading	52,190	1,422	53,612	71,676	1,818	73,494
Financial investments	10,549	41,667	52,216	7,481	38,887	46,368
Other financial assets	49,500	503	50,003	58,807	288	59,095
Assets held for sale	3,356	18,250	21,606	10,182	10,186	20,368
At 31 Dec	174,213	109,828	284,041	200,032	108,223	308,255
Liabilities
Deposits by banks	25,750	765	26,515	22,069	874	22,943
Customer accounts	241,587	716	242,303	222,215	726	222,941
Repurchase agreements – non-trading	39,627	757	40,384	51,848	1,568	53,416
Financial liabilities designated at fair value	17,563	19,880	37,443	21,163	11,382	32,545
Debt securities in issue	17,628	1,833	19,461	11,439	2,004	13,443
Other financial liabilities	49,482	285	49,767	60,549	1,372	61,921
Subordinated liabilities	155	16,753	16,908	—	14,920	14,920
Liabilities of disposal groups held for sale	4,552	18,558	23,110	17,590	3,094	20,684
At 31 Dec	396,344	59,547	455,891	406,873	35,940	442,813
Offsetting of financial assets and financial liabilities
In the offsetting of financial assets and financial liabilities, the net amount is reported in the balance sheet when the offset criteria are met. This is achieved when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
–the counterparty has an offsetting exposure with the group and a master netting or similar arrangement is in place with a right of set off only in the event of default, insolvency or bankruptcy, or the offset criteria are not otherwise satisfied; and
–in the case of derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements, cash and non-cash collateral (debt securities and equities) has been received/pledged to cover net exposure in the event of a default or other predetermined events.
The effect of over-collateralisation is excluded.
‘Amounts not subject to enforceable master netting agreements’ include contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws, and transactions where a legal opinion evidencing enforceability of the right of offset may not have been sought, or may have been unable to obtain.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure that the legal right of offset remains appropriate.

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[4]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral	Cash collateral	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Derivatives (Note 14)[1]	260,807	(66,478)	194,329	(177,527)	(16,137)	665	3,843	198,172
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	13,994	(635)	13,359	(13,360)	—	(1)	390	13,749
– non-trading assets	117,236	(67,320)	49,916	(49,019)	(178)	719	3,696	53,612
Loans and advances to customers[2]	21,359	(11,119)	10,240	(8,897)	—	1,343	3	10,243
At 31 Dec 2024	413,396	(145,552)	267,844	(248,803)	(16,315)	2,726	7,932	275,776

Derivatives (Note 14)[1]	237,360	(64,045)	173,315	(155,398)	(17,674)	243	801	174,116
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	17,454	(473)	16,981	(16,981)	—	—	243	17,224
– non-trading assets	129,243	(58,972)	70,271	(70,204)	(62)	5	3,223	73,494
Loans and advances to customers[2]	20,950	(10,473)	10,477	(9,321)	—	1,156	1	10,478
At 31 Dec 2023	405,007	(133,963)	271,044	(251,904)	(17,736)	1,404	4,268	275,312

Financial liabilities
Derivatives (Note 14)[1]	260,721	(66,478)	194,243	(172,425)	(21,461)	357	2,839	197,082
Repos, stock lending and similar agreements classified as:
– trading liabilities	15,283	(252)	15,031	(15,032)	—	(1)	5	15,036
– non-trading liabilities	108,006	(67,702)	40,304	(40,015)	(124)	165	80	40,384
Customer accounts[3]	25,259	(11,119)	14,140	(8,897)	—	5,243	8	14,148
At 31 Dec 2024	409,269	(145,551)	263,718	(236,369)	(21,585)	5,764	2,932	266,650

Derivatives (Note 14)[1]	234,304	(64,045)	170,259	(155,148)	(14,337)	774	1,215	171,474
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,249	(135)	10,114	(10,112)	—	2	5	10,119
– non-trading liabilities	112,726	(59,310)	53,416	(52,878)	(539)	(1)	—	53,416
Customer accounts[3]	26,395	(10,473)	15,922	(9,321)	—	6,601	6	15,928
At 31 Dec 2023	383,674	(133,963)	249,711	(227,459)	(14,876)	7,376	1,226	250,937
1    At 31 Dec 2024, the amount of cash margin received that had been offset against the gross derivatives assets was £2,279m (2023: £1,508m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was £1,663m (2023: £4,296m).
2    At 31 Dec 2024, the total amount of 'Loans and advances to customers' recognised on the balance sheet was £82,666m (2023: £75,491m) of which £10,240m (2023: £10,477m) was subject to offsetting.
3    At 31 Dec 2024, the total amount of 'Customer accounts' recognised on the balance sheet was £242,303m (2023: £222,941m) of which £14,140m (2023: £15,922m) was subject to offsetting.
4    These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.